InfraCap Equity Income Fund ETF
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 93.3%	Shares	Value
Aerospace & Defense - 0.5%
General Dynamics Corp.(c)	200	$59,872
RTX Corp.(c)	2,013	248,283
		308,155

Banks - 17.1%
Bank of America Corp.(a)(c)	32,526	1,325,435
Citigroup, Inc.(a)	42,351	2,652,867
Citizens Financial Group, Inc.	39,543	1,702,326
JPMorgan Chase & Company	5,702	1,281,810
M&T Bank Corp.(a)	8,803	1,515,084
Truist Financial Corp.	25,803	1,147,201
		9,624,723

Beverages - 0.1%
Coca-Cola Co.	618	44,786
PepsiCo, Inc.	101	17,461
		62,247

Broadline Retail - 0.3%
Amazon.com, Inc.(b)(c)	830	148,155

Capital Markets - 4.8%
AllianceBernstein Holding(a)(d)	37,302	1,284,681
Ares Management Corp. - Class A(a)	5,059	740,638
Goldman Sachs Group, Inc.(c)	1,337	682,204
		2,707,523

Chemicals - 2.8%
Dow, Inc.(a)(c)(d)	29,678	1,590,147

Diversified Telecommunication Services - 1.4%
AT&T, Inc.(a)(c)	29,811	593,239
Verizon Communications, Inc.	5,190	216,838
		810,077

Electric Utilities - 3.6%
Duke Energy Corp.(a)(c)(d)	8,602	980,198
Edison International(a)(d)	11,834	1,029,913
		2,010,111

Electrical Equipment - 0.4%
Emerson Electric Co.(a)(c)	2,036	214,574

Food Products - 2.1%
Kraft Heinz Co.(a)(c)(d)	33,335	1,181,059

Gas Utilities - 2.8%
Northwest Natural Holding Co.(a)(d)	10,625	427,337
UGI Corp.(a)(d)	45,970	1,145,113
		1,572,450

Health Care Providers & Services - 0.1%
UnitedHealth Group, Inc.(c)	119	70,234

Health Care REITs - 0.8%
Healthcare Realty Trust, Inc.(a)(d)	25,448	452,974

Hotels, Restaurants & Leisure - 3.0%
Bloomin' Brands, Inc.(a)(d)	42,313	740,477
McDonald's Corp.(a)(c)	3,224	930,640
		1,671,117

Household Products - 0.1%
Procter & Gamble Co.	261	44,772

Independent Power and Renewable Electricity Producers - 3.0%
AES Corp.(a)	98,138	1,681,104

Industrial Conglomerates - 0.5%
3M Company	1,505	202,709
Honeywell International, Inc.	488	101,460
		304,169

Industrial REITs - 2.1%
Rexford Industrial Realty, Inc.(a)	23,770	1,210,368

IT Services - 0.4%
International Business Machines Corp.(a)(c)	1,200	242,556

Machinery - 0.2%
Caterpillar, Inc.	300	106,830

Multi-Utilities - 3.1%
Algonquin Power & Utilities Corp.(a)(d)	226,510	1,225,419
Dominion Energy, Inc.(a)(c)(d)	9,706	542,566
		1,767,985

Office REITs - 8.6%
Alexandria Real Estate Equities, Inc.(a)	10,059	1,202,755
Boston Properties, Inc.(a)(c)(d)	20,950	1,575,859
Kilroy Realty Corp.(a)(d)	57,781	2,095,717
		4,874,331

Oil, Gas & Consumable Fuels - 10.4%
Chevron Corp.(a)(c)(d)	10,800	1,597,860
Enbridge, Inc.(a)(d)	37,801	1,518,844
Energy Transfer LP	953	15,343
Kinder Morgan, Inc.(a)(c)(d)	30,644	660,991
MPLX LP(a)	41,000	1,758,080
TC Energy Corp.(a)(d)	6,632	307,327
Williams Cos., Inc.(c)	132	6,042
		5,864,487

Pharmaceuticals - 1.2%
Johnson & Johnson(c)(d)	324	53,739
Merck & Co., Inc.(a)	5,036	596,514
		650,253

Retail REITs - 5.8%
Federal Realty Investment Trust(a)	13,940	1,603,100
Realty Income Corp.(a)(d)	13,242	822,461
Simon Property Group, Inc.(a)	5,011	838,591
		3,264,152

Semiconductors & Semiconductor Equipment - 2.2%
Broadcom, Inc.(c)	7,592	1,236,129

Software - 3.2%
Microsoft Corp.	1,209	504,322
Oracle Corp.	9,071	1,281,642
		1,785,964

Specialized REITs - 9.8%
American Tower Corp.(a)(d)	1,635	366,338
Crown Castle, Inc.(a)(d)	6,079	680,970
Digital Realty Trust, Inc.(a)	7,012	1,063,089
EPR Properties(a)	3,024	143,549
Equinix, Inc.(a)	2,763	2,305,337
Iron Mountain, Inc.(a)	3,250	368,095
Safehold, Inc.	24,166	605,600
		5,532,978

Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.(a)	13,119	254,115

Tobacco - 0.7%
Altria Group, Inc.(a)(c)(d)	6,960	374,239
Philip Morris International, Inc.	397	48,946
		423,185

Wireless Telecommunication Services - 1.7%
Vodafone Group PLC - ADR(a)(d)	95,717	935,155
TOTAL COMMON STOCKS (Cost $51,786,250)		52,602,079

PREFERRED STOCKS - 19.1%	Shares	Value
Banks - 2.2%
Bank of America Corp., Series 02, 5.97% (3 mo. Term SOFR + 0.91%), Perpetual Maturity(a)	10,040	221,382
Bank of Hawaii Corp., 8.00%, Perpetual Maturity(a)	14,173	370,340
New York Community Bancorp, Inc., Series A., 6.38% to 3/17/2027 then 3 mo. LIBOR US + 3.82%, Perpetual Maturity(a)(e)(g)	5,059	102,698
Valley National Bancorp, Series C, 8.25% to 9/30/2029 then 5 yr. CMT Rate + 4.18%, Perpetual Maturity(g)	20,238	517,688
		1,212,108

Capital Markets - 0.1%
Trinity Capital, Inc., 7.88%, 03/30/2029	1,707	43,272

Consumer Finance - 3.0%
SLM Corp., Series B, 7.30% (3 mo. Term SOFR + 1.96%), Perpetual Maturity(a)	21,847	1,672,388

Diversified REITs - 0.9%
Global Net Lease, Inc., Series B, 6.88%, Perpetual Maturity(a)(d)	23,973	533,639

Electrical Equipment - 1.3%
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%, Perpetual Maturity(a)(d)	52,113	753,033

Hotel & Resort REITs - 2.1%
RLJ Lodging Trust, Series A, 1.95%, Perpetual Maturity	45,222	1,170,798

Mortgage REITs - 5.3%
AGNC Investment Corp., Series G, 7.75% to 10/15/2027 then 5 yr. CMT Rate + 4.39%, Perpetual Maturity(a)(d)(g)	21,250	511,062
MFA Financial, Inc., 8.88%, 02/15/2029(a)	13,710	342,339
New York Mortgage Trust, Inc., Series D, 8.00% to 10/15/2027 then 3 mo. LIBOR US + 5.70%, Perpetual Maturity(a)(d)(e)(g)	50,067	1,117,996
Redwood Trust, Inc., 9.00%, 09/01/2029(a)	40,476	1,011,900
		2,983,297

Other Electric Power Generation - 0.3%
SCE Trust III, Series H, 8.59% (3 mo. Term SOFR + 3.25%), Perpetual Maturity(a)	6,980	177,850

Real Estate Management & Development - 0.6%
DigitalBridge Group, Inc., Series H, 7.13%, Perpetual Maturity(a)(d)	13,741	328,960

Trading Companies & Distributors - 2.0%
FTAI Aviation Ltd., Series A, 8.25% to 9/30/2024 then 3 mo. LIBOR US + 6.89%, Perpetual Maturity(a)(d)(e)(g)	45,148	1,152,628

Wireless Telecommunication Services - 1.3%
United States Cellular Corp.	–	$–
6.25%, 09/01/2069(d)	5,640	127,408
5.50%, 03/01/2070(a)(d)	19,633	412,293
5.50%, 06/01/2070 (d)	8,813	185,073
		724,774
TOTAL PREFERRED STOCKS (Cost $10,550,794)		10,752,747

CONVERTIBLE PREFERRED STOCKS - 1.7%	Shares	Value
Electric Utilities - 0.2%
NextEra Energy, Inc., 6.93%, 09/01/2025	2,763	124,501

Financial Services - 1.0%
Apollo Global Management, Inc., 6.75%, 07/31/2026	9,255	590,469

Specialized REITs - 0.5%
EPR Properties, Series E, 9.00%, Perpetual Maturity(a)(d)	9,012	267,656
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $957,969)		982,626

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%	Shares
First American Government Obligations Fund - Class X, 5.22%(f)	500,724	500,724
TOTAL SHORT-TERM INVESTMENTS (Cost $500,724)		500,724

TOTAL INVESTMENTS - 115.0% (Cost $64,795,737)		64,838,176
Liabilities in Excess of Other Assets - (15.0)%		(8,469,187)
TOTAL NET ASSETS - 100.0%		$56,368,989

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

ADR - American Depositary Receipt
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	All or a portion of security has been pledged as collateral for the Fund’s borrowing facility. The total value of assets pledged as collateral as of August 31, 2024 is $32,618,717.
(b)	Non-income producing security.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)	All or a portion of security has been committed as collateral for open written options contracts. The total value of assets committed as collateral as of August 31, 2024 is $7,095,531.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(g)	This security represents a fixed to float/variable rate preferred stock. The coupon rate shown represents the fixed rate as of August 31, 2024.

InfraCap Equity Income Fund ETF
Schedule of Written Options
August 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.1)%(b)	Notional Amount	Contracts (a)	Value
Call Options - (0.1)%
Altria Group, Inc., Expiration: 09/06/2024; Exercise Price: $53.00	$(268,850)	(50)	$(4,750)
Amazon.com, Inc.
Expiration: 09/06/2024; Exercise Price: $180.00	(178,500)	(10)	(1,510)
Expiration: 09/13/2024; Exercise Price: $182.50	(178,500)	(10)	(1,655)
AT&T, Inc.
Expiration: 09/06/2024; Exercise Price: $20.00	(199,000)	(100)	(1,100)
Expiration: 09/13/2024; Exercise Price: $20.00	(199,000)	(100)	(2,000)
Expiration: 09/20/2024; Exercise Price: $20.50	(199,000)	(100)	(1,000)
Broadcom, Inc., Expiration: 09/13/2024; Exercise Price: $185.00	(162,820)	(10)	(1,050)
BXP, Inc., Expiration: 09/20/2024; Exercise Price: $77.50	(75,220)	(10)	(1,075)
Chevron Corp.
Expiration: 09/06/2024; Exercise Price: $170.00	(739,750)	(50)	(25)
Expiration: 09/20/2024; Exercise Price: $165.00	(739,750)	(50)	(225)
Expiration: 09/20/2024; Exercise Price: $170.00	(443,850)	(30)	(135)
Expiration: 09/27/2024; Exercise Price: $160.00	(1,479,500)	(100)	(1,350)
Expiration: 10/18/2024; Exercise Price: $170.00	(1,479,500)	(100)	(1,000)
Expiration: 11/15/2024; Exercise Price: $170.00	(1,479,500)	(100)	(4,650)
Dominion Energy, Inc.
Expiration: 09/20/2024; Exercise Price: $57.50	(279,500)	(50)	(1,500)
Expiration: 10/18/2024; Exercise Price: $60.00	(279,500)	(50)	(1,250)
Dow, Inc.
Expiration: 09/20/2024; Exercise Price: $65.00	(267,900)	(50)	(100)
Expiration: 10/04/2024; Exercise Price: $57.00	(428,640)	(80)	(1,600)
Expiration: 10/11/2024; Exercise Price: $57.00	(160,740)	(30)	(825)
Duke Energy Corp.
Expiration: 09/20/2024; Exercise Price: $115.00	(455,800)	(40)	(3,300)
Expiration: 10/18/2024; Exercise Price: $120.00	(501,380)	(44)	(1,760)
Emerson Electric Co.
Expiration: 09/06/2024; Exercise Price: $108.00	(105,390)	(10)	(125)
Expiration: 09/13/2024; Exercise Price: $109.00	(105,390)	(10)	(250)
Expiration: 09/20/2024; Exercise Price: $110.00	(210,780)	(20)	(700)
Goldman Sachs Group, Inc.
Expiration: 09/06/2024; Exercise Price: $530.00	(510,250)	(10)	(350)
Expiration: 09/13/2024; Exercise Price: $535.00	(510,250)	(10)	(920)
Expiration: 09/20/2024; Exercise Price: $540.00	(510,250)	(10)	(1,210)
Expiration: 09/27/2024; Exercise Price: $545.00	(510,250)	(10)	(1,395)
Expiration: 10/04/2024; Exercise Price: $550.00	(510,250)	(10)	(1,525)
International Business Machines Corp., Expiration: 09/06/2024; Exercise Price: $202.50	(202,130)	(10)	(1,350)
Kinder Morgan, Inc., Expiration: 09/20/2024; Exercise Price: $20.00	(49,611)	(23)	(3,784)
Kraft Heinz Co.
Expiration: 09/06/2024; Exercise Price: $36.00	(354,300)	(100)	(950)
Expiration: 09/13/2024; Exercise Price: $36.00	(354,300)	(100)	(2,050)
Expiration: 09/27/2024; Exercise Price: $36.00	(389,730)	(110)	(4,290)
Expiration: 09/27/2024; Exercise Price: $37.00	(354,300)	(100)	(1,300)
McDonald's Corp., Expiration: 09/20/2024; Exercise Price: $290.00	(865,980)	(30)	(9,600)
UnitedHealth Group, Inc., Expiration: 09/20/2024; Exercise Price: $610.00	(590,200)	(10)	(3,875)
Total Call Options			(65,534)

Put Options - 0.0% (c)
Altria Group, Inc., Expiration: 09/06/2024; Exercise Price: $52.00	(268,850)	(50)	(200)
Amgen, Inc., Expiration: 09/06/2024; Exercise Price: $322.50	(333,830)	(10)	(365)
Bank of America Corp., Expiration: 09/06/2024; Exercise Price: $40.00	(407,500)	(100)	(2,300)
Emerson Electric Co., Expiration: 09/06/2024; Exercise Price: $103.00	(105,390)	(10)	(275)
General Dynamics Corp., Expiration: 09/06/2024; Exercise Price: $295.00	(299,360)	(10)	(625)
Goldman Sachs Group, Inc., Expiration: 09/06/2024; Exercise Price: $495.00	(510,250)	(10)	(945)
Johnson & Johnson
Expiration: 09/06/2024; Exercise Price: $160.00	(829,300)	(50)	(375)
Expiration: 09/13/2024; Exercise Price: $160.00	(165,860)	(10)	(335)
RTX Corp.
Expiration: 09/06/2024; Exercise Price: $115.00	(123,340)	(10)	(125)
Expiration: 09/13/2024; Exercise Price: $116.00	(246,680)	(20)	(1,130)
Expiration: 09/20/2024; Exercise Price: $118.00	(123,340)	(10)	(540)
Williams Cos., Inc.
Expiration: 09/06/2024; Exercise Price: $43.00	(228,850)	(50)	(250)
Expiration: 09/13/2024; Exercise Price: $43.00	(457,700)	(100)	(500)
Total Put Options			(7,965)
TOTAL WRITTEN OPTIONS (Premiums received $70,123)			$(73,499)

(a)	100 shares per contract.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, the last sale or settlement price maybe be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Infrastructure Capital Advisors, LLC as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$52,602,079	$–	$–	$52,602,079
Preferred Stocks	10,752,747	–	–	10,752,747
Convertible Preferred Stocks	982,626	–	–	982,626
Money Market Funds	500,724	–	–	500,724
Total Investments	$64,838,176	$–	$–	$64,838,176

Liabilities:
Investments:
Written Options	–	(73,499)	–	(73,499)
Total Investments	$–	$(73,499)	$–	$(73,499)

For the period ended August 31, 2024, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3 securities. Refer to the Fund’s Schedule of Investments for further information on the classification of investments.